Redemption Payable To General Partner	12 Months Ended
Dec. 31, 2014
Redemption Payable To General Partner [Abstract]
Redemption Payable To General Partner

8.    redemption payable to general partner

At December 31, 2014 and 2013, capital withdrawals payable of $124,829 and $748, respectively, was related to profit share allocated to the General Partner at each year-end and subsequently paid.